TAXATION (Details)		9 Months Ended		12 Months Ended
	Jan. 01, 2008	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2020 USD ($)
Income Tax [Line Items]
Statutory reserves		¥ 689,706,737		¥ 689,706,737			$ 101,582,823
Income tax benefit resulting from income tax filing differences due to research and development costs		83,460,008	¥ 84,065,080
Super deduction approved by the local tax bureau		¥ 556,400,053	531,889,050
JAPAN [Member]
Income Tax [Line Items]
Federal corporate income tax rate		38.00%
SWITZERLAND
Income Tax [Line Items]
Federal corporate income tax rate		8.50%
GERMANY
Income Tax [Line Items]
Federal corporate income tax rate		33.00%
ITALY
Income Tax [Line Items]
Federal corporate income tax rate		27.90%
FRANCE
Income Tax [Line Items]
Federal corporate income tax rate		31.00%
China [Member]
Income Tax [Line Items]
Federal corporate income tax rate	25.00%			15.00%	15.00%	15.00%
Reduced statutory rate		15.00%
Dividend distribution withholding tax		10.00%
Statutory reserves		¥ 4,334,623,028	¥ 3,883,577,293
Deferred tax liability reinvested earnings		¥ 216,731,151		¥ 194,178,865
HONG KONG
Income Tax [Line Items]
Federal corporate income tax rate		16.50%
Dividend distribution withholding tax		5.00%
HONG KONG | Minimum [Member]
Income Tax [Line Items]
Federal corporate income tax rate		25.00%
PORTUGAL
Income Tax [Line Items]
Federal corporate income tax rate		23.00%
USA [Member]
Income Tax [Line Items]
Federal corporate income tax rate					35.00%	21.00%
CANADA [Member]
Income Tax [Line Items]
Federal corporate income tax rate		15.00%
State/Province tax rate		11.50%
AUSTRALIA [Member]
Income Tax [Line Items]
Federal corporate income tax rate		30.00%
BRAZIL [Member]
Income Tax [Line Items]
Federal corporate income tax rate		34.00%
MEXICO [Member]
Income Tax [Line Items]
Federal corporate income tax rate		30.00%
Malaysia [Member]
Income Tax [Line Items]
Federal corporate income tax rate		24.00%
Income Tax Holiday, Description		a five year 100% tax exemption